S000016644 [Member] Investment Objectives and Goals - Western Asset California Municipals Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET CALIFORNIA MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
The fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.